SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS
Schedule of significant agreements

Contracting parties	Period of agreement	Significant part of the agreement
Telkomsel and PT Phincon	September 12, 2019 - September 11, 2027	Development and Rollout Agreement ("DRA") and Technical Support Agreement ("TSA") Customer Relationship Management ("CRM") Solution System Integrator
Telkomsel, PT Ericsson Indonesia, PT Huawei Tech Investment, and PT ZTE Indonesia	February 1, 2021 - January 31, 2027	Procurement Agreement for Radio Ultimate Solution ("ROA") and TSA
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - February 12, 2028	Procurement Agreement for CS Core Solution ROA
Telkomsel and PT Ericsson Indonesia	February 13, 2022 - August 31, 2027	Procurement Agreement for CS Core Solution TSA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - February 12, 2028	Procurement Agreement for CS Core Solution ROA
Telkomsel and PT Lintas Teknologi Indonesia	February 13, 2022 - August 31, 2027	Procurement Agreement for CS Core Solution TSA
Telkomsel and PT Huawei Tech Investment	March 24, 2022 - March 23, 2028	Procurement Agreement for PCRF
Telkomsel and PT Phincon	June 24, 2024 - June 23, 2029	Agreement for the Design, Development, and Launch of the By.U Platform Solution
Telkomsel, Amdocs Software Solutions Limited Liability Company, and PT Application Solutions	October 8, 2024 - October 7, 2029	Agreement Online Charging System (“OCS”) and Service Control Points (“SCP”) System Solution Development
Telkomsel and PT Application Solutions	October 8, 2024 - October 7, 2029	TSA for OCS and SCP
TDE and PT ZTE Indonesia	October 14, 2024 - October 14, 2027	Contract Agreement of General Contractor ("GC") for Delta Project Level-2 Fit Out Works
Telkomsel and PT Mahardika Teknotama Integrasi	November 14, 2024 - November 13, 2027	Procurement Agreement for Fixed Broadband Core ("FBB Core")
The Company and PT Packet Systems Indonesia	December 18, 2024 - December 17, 2026	Agreement Procurement and Installation for OTN Metro ("OTM") Future State Architecture ("FSA") - Platform Huawei
TDI and KSO-PP Adhi	January 3, 2025 - February 26, 2026	Procurement for General Contractor for Data Center Construction
Telkomsel and PT Ericsson Indonesia	January 23, 2025 - January 22, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
TDE and PT Huawei Tech Investment	March 24, 2025 - March 23, 2028	Contract Agreement of General Contractor ("GC") for Delta Project Level-3 and Level-4 Fit Out Works
Telkomsel and PT Lintas Teknologi Indonesia	April 8, 2025 - April 7, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsel and PT Cahaya Mutiara Mandiri	May 26, 2025 - May 25, 2028	Procurement Agreement of Next Generation of Gateway GPRS Support Node ("GGSN") (Virtualized EPC)
Telkomsat and PT Starlink Services Indonesia	December 22, 2025 - December 31, 2026	Agreement for the Resale of Starlink Services and Equipment
The Company and PT Lintas Teknologi Indonesia	December 24, 2025 - June 23, 2027	Procurement and Installation Agreement of the South Papua Submarine Cable Communication System

Schedule of borrowings and other credit facilities

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	500	March 14, 2026	Rp	5
BNI	500	March 31, 2026	Rp	73
Bank Mandiri	500	June 21, 2026	Rp	136
Total	1,500			214

Lenders	Total facility	Maturity	Currency	Facility utilized
BRI	1,000	September 25, 2028	Rp	621
BNI	2,100	May 1, 2028	Rp	1,420
Total	3,100			2,041